DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2025 USD ($) MMBTU GWh	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GWh	Dec. 31, 2024 MMBTU
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 63,725	$ 63,064
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 88,249	97,961
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	190,308		173,523
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives	253,553,000		110,828,000	110,828,000
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 1,768	$ 1,936